Management of Capital	12 Months Ended
Dec. 31, 2020
Disclosure of how entity manages liquidity risk [text block] [Abstract]
MANAGEMENT OF CAPITAL
14.	MANAGEMENT OF CAPITAL

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company. Capital consists of items within equity (deficiency). The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company's management to sustain future development of the business. The Company is not subject to any externally imposed capital requirements.

The Company remains dependent on external financing to fund its activities. In order to sustain its operations, the Company will spend its existing cash on hand and raise additional amounts as needed until the business generates sufficient revenues to be self-sustaining. Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable.

In order to maximize ongoing corporate development efforts, the Company does not pay out dividends. The Company’s investment policy is to keep its cash treasury invested in certificates of deposit with major financial institutions.

There have been no changes to the Company’s approach to capital management during the year ended December 31, 2020.